Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Basis for consolidation
A.	Basis for Consolidation

1.	Business combinations

ICL implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when ICL is exposed or has rights to variable returns from its involvement with the acquiree and it could affect those returns through its power over the acquiree. Substantive rights held by ICL and others are considered when assessing control.

ICL recognizes goodwill on an acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of non-controlling interest in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of ICL in the acquiree, less the net amount of the identifiable assets acquired, and the liabilities assumed.

Costs associated with the acquisition that were incurred by ICL in a business combination such as advisory, legal, valuation and other professional or consulting fees, other than those associated with an issue of debt or equity instruments connected to the business combination, are expensed in the period the services are received.

2.	Subsidiaries

Subsidiaries are entities controlled by ICL. The financial statements of the subsidiaries are included in the consolidated financial statements from the date control commenced until the date control ceases to exist. The financial statements of subsidiaries have been changed when necessary to align them with ICL's accounting policies.

3.	Non-controlling interests

Non-controlling interests comprise of the subsidiary's equity that cannot be attributed, directly or indirectly, to the parent company. Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests, even if the result is a negative balance of non-controlling interests.

Measurement on the date of the business combination – Non‑controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation, are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis.

Transactions with non-controlling interests, while retaining control - are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non‑controlling interests is included in the share of the owners of the company directly in a separate category in equity.

4.	Loss of control

Upon the loss of control, ICL derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. If ICL retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. The difference between the sum of the proceeds and fair value of the retained interest, and the derecognized balances is recognized in profit or loss as other income or other expenses. The amounts recognized in capital reserves through other comprehensive income with respect to the same subsidiary are reclassified to profit or loss or to retained earnings.

5.	Transactions eliminated in consolidation

Intra-group balances, transactions, unrealized income and expenses and gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

6.	Investment in associated companies and joint ventures

Joint ventures are joint arrangements in which ICL has rights to the net assets of the arrangement. Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost.

Foreign currency

B.	Foreign Currency

1.	Transactions in foreign currency

Transactions in foreign currency are translated to the functional currency based on the exchange rate in effect on the dates of the transactions. Monetary assets and liabilities denominated in foreign currency on the report date are translated into the functional currency based on the exchange rate in effect on that date.

Non‑monetary items denominated in foreign currency measured at historical cost are translated using the exchange rate at the date of the transaction.

2.	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments from acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income and are presented in equity in the foreign currency translation reserve (hereinafter –Translation Reserve).

When the foreign operation is a non-wholly owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests. When a foreign operation is disposed of, the cumulative amount in the Translation Reserve is reclassified to profit or loss as a part of the capital gain or loss on disposal.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income and are presented within equity in the Translation Reserve.

Financial instruments

C.	Financial Instruments

1.	Non-derivative financial assets (IFRS9)

Initial recognition of financial assets:

ICL initially recognizes trade receivables and debt instruments issued on the date that they are originated and for all other financial assets at the trade date in which ICL becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus direct transaction costs.

Derecognition of financial assets:

Derecognition of financial assets occurs when the contractual rights of ICL to the cash flows from the asset expire, or when ICL transfers the rights to receive the contractual cash flows and substantially all the risks and rewards of ownership of the financial asset. When ICL retains substantially all the said risks and rewards, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category:

Financial assets are classified at initial recognition to one of the following measurement categories: (1) amortized cost; (2) fair value through other comprehensive income – investments in debt instruments; (3) fair value through other comprehensive income – investments in equity instruments; or (4) fair value through profit or loss. The reclassification of the financial assets in subsequent periods will only occur if ICL's changes its financial debt assets business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss: (1) It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and (2) the contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates. These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

ICL has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows, which represent solely payments of principal and interest (for the time value and the credit risk). Accordingly, these financial assets are measured at amortized cost.

Financial assets at fair value through profit or loss - are subsequently measured at fair value. Net gains or losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as accounting hedging instruments).

Investments in equity instruments at fair value through other comprehensive income - are subsequently measured at fair value. Dividends are recognized as income in profit or loss, unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss.

2.	Non-derivative financial liabilities

Non-derivative financial liabilities include bank overdrafts, loans and borrowings from banks and others, marketable debt instruments, lease liabilities, and trade and other payables.

ICL initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which ICL becomes a party to the contractual provisions of the instrument. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Derecognition of the financial liabilities occur when the obligation of ICL, as specified in the agreement, expires or when it is discharged or cancelled.

Change in terms of debt instruments:

A substantial modification of the terms of an existing financial liability or part of it and an exchange of debt instruments having substantially different terms, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

Substantially different terms - if the discounted present value of the cash flows according to the new terms and discounted using the original effective interest rate, is different by at least ten percent (10%) from the discounted present value of the remaining cash flows of the original financial liability. In addition to the aforesaid quantitative criterion, ICL examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments (e.g. linkage).

In a non-substantial modification of terms (or exchange) of debt instruments, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss.

Offset of financial instruments:

Financial assets and liabilities are offset, and the net amount is presented in the statement of financial position when, and only when, ICL currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

3.	Derivative financial instruments

ICL holds derivative financial instruments in order to reduce exposure to foreign currency risks, marine shipping prices, and interest. Derivatives are recognized according to fair value and the changes in value are recorded in the statement of income as financing income or expense, except for derivatives used to hedge cash flows (accounting hedging). The attributable transaction costs are recorded in the statement of income as incurred.

Cash flow hedges

Changes in the fair value of derivatives used to hedge cash flows, in accordance with the effective portion of the hedge, are recorded through other comprehensive income directly in a hedging reserve. With respect to the non‑effective part, changes in the fair value are recognized in the statement of income. The amount accumulated in the capital reserve is reclassified and included in the statement of income in the same period as the hedged cash flows affected profit or loss under the same line item in the statement of income as the hedged item. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued. The cumulative gain or loss remains in other comprehensive income and is presented in the hedging reserve in equity until the forecasted transaction occurs or is no longer expected to occur and then is reclassified to the statements of income.

4.	CPI-linked assets and liabilities not measured at fair value

The value of index-linked financial assets and liabilities, which are not measured at fair value, is re‑measured every period in accordance with the actual increase/ decrease in the CPI.

5.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects. Incremental costs directly attributable to an expected issuance of an equity instrument are deducted from the equity upon the initial recognition of the equity instruments or are amortized as financing expenses in the statement of income when the issuance is no longer expected to take place.

Treasury shares - when shares recognized as equity are repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Property plant and Equipment
D.	Property, plant and equipment

1.	Recognition and measurement

Property, plant and equipment in the consolidated statements are presented at cost less accumulated depreciation and provision for impairment. The cost includes expenses that can be directly attributed to the acquisition of the asset after deducting the related amounts of government grants. The cost of assets that were self-constructed includes the cost of the materials and direct labor, as well as any additional costs that are directly attributable to bringing the asset to the required position and condition so that it will be able to function as management intended, as well as an estimate of the costs to dismantle, remove and restore, where there is an obligation for such, and capitalized borrowing costs.

Gains and losses on disposal of a property, plant or equipment item are determined by comparing the proceeds from disposal of the carrying amount of the asset and are recognized net in the income statement.

2.	Subsequent Costs (after initial recognition)

The cost of replacing part of an item of property, plant and equipment and other subsequent costs is recognized as part of the book value of the item, if it is expected that the future economic benefit inherent therein will flow to ICL and that its cost can be reliably measured. The book value of the part that was replaced is derecognized. Routine maintenance costs are charged to the statement of income as incurred.

3.	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its estimated useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. Depreciation of an item of property, plant and equipment begins when the asset is available for its intended use, that is, when it has reached the place and condition required in order that it can be used in the manner contemplated for it by Management.

Depreciation is recorded in the statement of income according to the straight-line method over the estimated useful life of each significant component of the property, plant and equipment items, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Owned land is not depreciated.

The estimated useful life is as follows:

In Years
Buildings	15 - 30
Technical equipment and machinery (1)	5 - 33
Dikes and evaporating ponds (2)	20 - 40
Other	3 - 10

(1)  Mainly 33 years

(2)  Mainly 40 years

The Company reviews, at least at the end of every reporting year, the estimates regarding the depreciation method, useful lives and the residual value, and adjusts them if appropriate. Over the years, the Company has succeeded to extend the useful lives of part of property, plant and equipment items beyond the original estimated useful life, as a result of investments therein and other current, ongoing maintenance thereof.

Intangible assets
E.	Intangible Assets

1.	Goodwill

Goodwill recorded consequent to the acquisition of subsidiaries is presented at cost less accumulated impairment charges, under intangible assets.

2.	Research and development

Expenditures for research activities are expensed as incurred. Development expenditures are recognized as intangible asset only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and ICL has the intention and sufficient resources to complete development and to use or sell the asset.

3.	Other intangible assets

Other intangible assets with a defined useful life, are measured according to cost less accumulated amortization and accumulated losses from impairment. Intangible assets with indefinite useful lives are measured according to cost less accumulated losses from impairment.

4.	Subsequent costs

Subsequent costs are recognized as an intangible asset only when they increase the future economic benefit inherent in the asset for which they were incurred. All other costs are charged to the statement of income as incurred.

5.	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value. Amortization is recorded in the statement of income according to the straight-line method from the date the assets are available for use, over the estimated useful economic life of the intangible assets, except for customer relationships and geological surveys, which are amortized according to the rate of consumption of the economic benefits expected from the asset based on cash flow forecasts.

Goodwill and intangible assets having an indefinite lifespan are not amortized on a systematic basis but, rather, are examined at least once a year for impairment in value. Internally generated intangible assets are not systematically amortized as long as they are not available for use, i.e. they are not yet on site or in working condition for their intended use. Accordingly, these intangible assets, such as development costs, are tested for impairment at least once a year, until such date as they are available for use.

The estimated useful life is as follows:

In Years
Concessions and mining rights – over the remaining duration of the rights granted
Trademarks	15 - 20
Technology / patents	7 - 20
Customer relationships	15 - 25
Computer applications	3 - 10

ICL periodically examines the estimated useful life of an intangible asset that is not amortized, at least once a year, in order to determine if events and circumstances continue to support the determination that the intangible asset has an indefinite life.

Deferred expenses in respect of geological surveys are amortized over their useful life based on a geological estimate of the amount of the material that will be produced from the mining site.

The estimates regarding the amortization method and useful life are reviewed, at a minimum, at the end of every reporting year and are adjusted where necessary. ICL assesses the useful life of the customer relationships on an ongoing basis, based on an analysis of all the relevant factors and evidence, considering the experience the Company has with respect to recurring orders and churn rates and considering the future economic benefits expected to flow to the Company from these customer relationships.

Inventories

F.	Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of the inventories includes the costs of purchasing the inventories and bringing them to their present location and condition. In the case of work in process and finished goods, the cost includes the proportionate part of the manufacturing overhead based on normal capacity. Net realizable value is the estimated selling price in the ordinary course of business, after deduction of the estimated cost of completion and the estimated costs required to execute the sale.

The cost of the inventories of raw and auxiliary materials, maintenance materials, finished goods and goods in process, is determined mainly according to the “moving average” method.

If the benefit from stripping costs (costs of removing waste produced as part of a mine's mining activities during its production stage) is attributable to inventories, the Company accounts for these stripping costs as inventories. In a case where the benefit is improved access to the quarry, the Company recognizes the costs as a non‑current addition to the asset, provided the criteria presented in IFRIC 20 are met. Inventories which are expected to be sold in a period of more than 12 months from the reporting date are presented as non-current inventories, as part of non-current assets.

Capitalization of borrowing costs

G.	Capitalization of Borrowing Costs

A qualifying asset is an asset that requires a significant period of time to prepare for its intended use or sale. Specific and non-specific borrowing costs are capitalized to qualifying assets during the period required for their completion and establishment, until the time when they are ready for their intended use. Other borrowing costs are charged to "financing expenses" in the statement of income as incurred.

Impairment

H.	Impairment

1.	Non-derivative financial assets

Provision for expected credit losses in respect of a financial asset at amortized cost, including trade receivables, is measured at an amount equal to the full lifetime of expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses. With respect to other debt instruments, provision for expected credit losses is measured at an amount equal to 12-month expected credit losses, unless their credit risk has increased significantly since initial recognition. Provision for such losses in respect of a financial asset at amortized cost, is presented net of the gross book value of the asset.

2.	Non-financial assets

In each reporting period, an examination is made with respect to whether there are signs indicating impairment in the value of ICL’s non-financial assets, other than inventories and deferred tax assets. If such signs exist, the estimated recoverable amount of the asset is calculated. ICL conducts an annual examination, on the same date, of the recoverable amount of goodwill and intangible assets with indefinite useful lives or those that are not available for use – or more frequently if there are indications of impairment.

Assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The recoverable amount of an asset or a cash-generating unit is the higher of its value in use or the net selling price (fair value less cost of disposal). When determining the value in use, ICL discounts the anticipated future cash flows according to an after-tax discount rate that reflects the evaluations of the market's participants regarding the time value of money and the specific risks relating to the asset or to the cash-generating unit, in respect of which the future cash flows expected to derive from the asset or the cash-generating unit were not adjusted.

Assets of the Company's headquarters and administrative facilities do not produce separate cash flows and they serve more than one cash-generating unit. Such assets are allocated to cash-generating units on a reasonable and consistent basis and are examined for impairment as part of the examination of impairment of the cash-generating units to which they are allocated.

Impairment losses are recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount and are recognized in the statement of income. For operating segments that include goodwill, an impairment loss is recognized when the book value of the operating segment exceeds its recoverable value. Impairment losses in respect of an operating segment are allocated first to reduce the carrying amount of its goodwill and then to reduce the carrying amounts of the other assets of that segment on a proportionate basis.

An impairment loss is allocated between the owners of the Company and the non-controlling interests on the same basis that the profit or loss is allocated.

A loss from impairment in value of goodwill recognized in previous periods is not reversible prospectively. A loss from impairment of other assets recognized in previous periods is examined in future periods to assess whether there are signs indicating that these losses have decreased or no longer exist. A loss from impairment of value is reversed if there is a change in the estimates used to determine the recoverable value, only if the book value of the asset, after reversal of the loss from impairment of value, does not exceed the book value, after deduction of depreciation or amortization, that would have been determined if the loss from impairment of value had not been recognized.

Employee benefits

I.	Employee Benefits

ICL has several post-employment benefit plans. The plans are funded partly by deposits with insurance companies, financial institutions or funds managed by a trustee. The plans are classified as defined contribution plans and as defined benefit plans.

1.	Defined contribution plans

A post-employment benefit plan under which ICL pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts.

ICL’s obligation to deposit in a defined contribution plan is recorded as an expense in the statement of income in the periods in which the employees provided the services.

Retirement benefit plans that are not defined contribution plans:

ICL’s net obligation is calculated for each plan separately, by estimating the future amount of the benefit to which an employee will be entitled as compensation for services in the current and past periods. The benefit is presented at present value after deducting the fair value of the plan's assets. The discount rate for ICL companies operating in countries having a “deep” market for high quality corporate bonds is the yield on such corporate bonds, including Israel.

The discount rate for ICL companies operating in countries not having a “deep” market for high quality corporate bonds is in accordance with the yield on government bonds – the currency and redemption date of which are similar to the terms binding ICL. The calculations are performed by a qualified actuary using the projected unit credit method

2.	Defined benefit plans

When a net asset is created for ICL, the asset is recognized up to the net present value of the available economic benefits in the form of a refund from the plan or by a reduction in future deposits to the plan. An economic benefit in the form of a refund from the plan or a reduction in future deposits will be considered available when it can be realized in the lifetime of the plan or after settlement of the obligation.

The movement in the net liability in respect of a defined benefit plan that is recognized in every accounting period in the statement of income is comprised of the following: (1) Current service costs – the increase in the present value of the liability deriving from employees’ service in the current period; (2) The net financing income (expense) is calculated by multiplying the net defined benefit liability (asset) by the discount rate used for measuring the defined benefit liability, as determined at the beginning of the annual reporting period; (3) Exchange rate differences; (4) Past service costs and plan reduction – the change in the present value of the liability in the current period as a result of a change in post-employment benefits attributed to prior periods.

The difference, as of the date of the report, between the net liability at the beginning of the year plus the movement in the net liability as detailed above, and the actuarial liability less the fair value of the fund assets at the end of the year, reflects the balance of the actuarial income or expenses recognized in other comprehensive income and is recorded in retained earnings. The current interest costs and return on plan assets are recognized as expenses and interest income in the respective financing category. Costs in respect of past services are recognized immediately and without reference to whether the benefits have vested.

3.	Other long-term employee benefits

Some of the Company’s employees are entitled to other long-term benefits that do not relate to a post-retirement benefit plan. Actuarial gains and losses are recorded directly to the statement of income in the period in which they arise.

4.	Early Retirement Pay

Early retirement pay is recognized as an expense and as a liability when ICL has clearly undertaken to pay it, without any reasonable chance of cancellation, in respect of termination of employees, before they reach the customary age of retirement according to a formal, detailed plan. The benefits provided to employees upon voluntary retirement are charged when ICL proposes the plan to the employees, it is expected that the proposal will be accepted, and it is possible to reliably estimate the number of employees that will accept the proposal. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value. The discount rate is the yield at the reporting date on high-quality, index-linked corporate debentures, the denominated currency of which is the payment currency, and that have maturity dates approximating the terms of ICL’s obligations.

5.	Short‑term benefits

Obligations for short-term employee benefits are measured on a non-discounted basis, and the expense is recorded at the time the service is provided or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave).

A provision for short-term employee benefits in respect of cash bonuses or profit-sharing plans is recognized for the amount expected to be paid, when ICL has a current legal or implied obligation and it is possible to reliably estimate the obligation.

Classification of employee benefits is determined based on ICL's expectation with respect to full utilization of the benefits and not based on the date on which the employee is entitled to utilize the benefit.

6.	Share-based compensation

The fair value on the grant date of share-based compensation awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based compensation awards that are conditional upon meeting vesting conditions that are service conditions and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

Provisions

J.	Provisions

A provision is recognized when ICL has a present legal or implied obligation, as the result of an event that occurred in the past, that can be reliably estimated, and when it is expected that an outflow of economic benefits will be required in order to settle the obligation. The provisions are made by means of discounting the future cash flows at a pre-tax interest rate reflecting the current market estimates of the time value of money and the risks specific to the liability, without considering the Company’s credit risk. ICL reviews its provisions in each reporting period and adjusts if necessary. In order to reflect the length of time that has elapsed, the book value of the provision is adjusted in each period and recognized as financing expenses. In rare cases where it is not possible to estimate the outcome of a potential liability, no provision is recorded in the financial statements.

ICL recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Company settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

(1)	Warranty

A provision for warranty is recognized when the products or services, in respect of which the warranty is provided, are sold. The provision is based on historical data and on a weighting of all possible outcomes according to their probability of occurrence.

(2)	Provision for environmental costs

ICL recognizes a provision for an existing obligation for prevention of environmental pollution and anticipated provisions for costs relating to environmental restoration stemming from past activities.

Costs for preventing environmental pollution that increase the life expectancy or efficiency of a facility are capitalized to the cost of the property, plant and equipment and are depreciated according to the usual depreciation rates used by ICL.

(3)	Restructuring

A provision for restructuring is recognized when ICL has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. The provision includes direct expenditures caused by the restructuring and necessary for the restructuring, and which are not associated with the continuing activities of ICL.

(4)	Site restoration

A provision for reclamation and restoration of ICL's sites is recognized when the Company has a legal obligation which could arise, among others, from environmental regulations.

(5)	Legal claims

A provision for legal claims is recognized when ICL has a present legal or constructive obligation as a result of an event that occurred in the past, if it is more likely than not that an outflow of economic resources will be required to settle the obligation and it can be reliably estimated.

Revenue recognition

K.	Revenue Recognition

Identifying a contract

ICL accounts for a contract with a customer only when the following conditions are met: (a) The parties to the contract have approved the contract and they are committed to satisfying the obligations attributable to them; (b) ICL can identify the rights of each party in relation to the goods that will be transferred; (c) ICL can identify the payment terms for the goods that will be transferred; (d) The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and (e) It is probable that the consideration, to which ICL is entitled to in exchange for the goods transferred to the customer, will be collected.

For the purpose of clause (e) above, ICL takes into consideration its past experience with the customer, the financial stability information over the customer, the status and existence of sufficient collateral and the percentage of advances received.

Identifying performance obligations

ICL is a global specialty minerals and chemicals company engaged in the sale of various goods produced in its different segments of operation. ICL's contracts primarily derived from a single performance obligation to deliver the product specified in the contract. For additional information about the Company's products, see note 5 – Operating Segments.

Determining the transaction price

ICL's transaction price is the amount of the consideration specified in the contract with the customer, which it expects to be entitled in exchange for the goods promised to the customer, other than amounts collected for third parties. The variable considerations at ICL, which are mainly trade discounts, commercial returns and volume rebates, have no material impact on the Company's financial statements.

Satisfaction of performance obligation

Revenue is recognized at the point in time, when the Company transfers control over promised goods to the customer. The transfer of control over goods to a customer generally takes place upon shipment or when accepted by the customer, as provided for in the sales contract.

Payment terms

ICL has various payment terms which are aligned with the acceptable commercial conditions in the relevant markets. ICL's policy is to engage in agreements with payment terms not exceeding one year, and applies the practical expedient to not separate a significant financing component where the difference between the time of receiving payment and the time of transferring the goods to the customer is one year or less.

Government grants

L.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received, and the Group will comply with the conditions associated with the grant. Unconditional government grants are recognized when the Group is entitled to receive them. Grants that compensate the Group for expenses incurred are presented as a deduction from the corresponding expense. Grants that compensate the Group for the cost of an asset are presented as a deduction from the related assets and are recognized in profit or loss on a systematic basis over the useful life of the asset.

Leases
M.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, ICL determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, ICL assesses whether it has the following two rights throughout the lease term: (a) the right to obtain substantially all the economic benefits from use of the identified asset; and (b) the right to direct the identified asset’s use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, ICL elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liabilities:

Contracts that award ICL control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition ICL recognizes a liability at the present value of the balance of future lease payments, and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model and depreciated over the shorter of the lease term or useful life of the asset.

ICL has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset. Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier.

Sale and leaseback:

ICL applies the requirements of IFRS 15 to determine whether an asset transfer is accounted for as a sale. If an asset transfer satisfies the requirements of IFRS 15 to be accounted for as a sale, ICL measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount that relates to the right of use retained by ICL. Accordingly, ICL only recognizes the amount of gain or loss that relates to the rights transferred.

If the asset transfer does not satisfy the requirements of IFRS 15 to be accounted for as a sale, the transaction is accounted for as a financing transaction. Insofar as ICL is the seller-lessee of the asset, it continues to recognize the transferred asset and recognizes a financial liability in accordance with IFRS 9, at an amount equal to the transferred proceeds.

Financing income and expenses
N.	Financing Income and Expenses

Financing income includes income from interest on amounts invested, gains from derivative financial instruments recognized in the statement of income, foreign currency gains, gains on changes in the fair value of financial assets at fair value through profit or loss and financing income recorded in relation to employee benefits. Interest income is recognized as accrued, using the effective interest method.

Financing expenses include interest on loans received, securitization transaction costs, losses from derivative financial instruments, changes due to the passage of time in liabilities in respect of defined benefit plans for employees less interest income deriving from plan assets of a defined benefit plan for employees and losses from exchange rate differences.

Gains and losses from exchange rate differences and derivative financial instruments are reported on a net basis.

In the consolidated statements of cash flows, interest received and interest paid, are presented as part of cash flows from operating activities.

Taxes on income
O.	Taxes on Income

Taxes on income (including surplus profit levy on natural resources) include current and deferred taxes, that are recognized in profit or loss, unless they relate to a business combination or are recognized directly in equity or in other comprehensive income when they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years and any tax arising from dividends. Current tax assets and liabilities are offset if there is a legally enforceable right and there is intent to settle current tax liabilities and assets on a net basis.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that ICL will have to pay the obligation.

Recognition of deferred taxes relates to temporary differences between the book values of the assets and liabilities for purposes of financial reporting and their value for tax purposes. The Company does not recognize deferred taxes for the following temporary differences: initial recognition of goodwill and differences deriving from investments in subsidiaries, if it is not expected that they will reverse in the foreseeable future and if ICL controls the date the provision will reverse, whether via sale or distribution of a dividend. The deferred taxes are measured according to the tax rates expected to apply to the temporary differences at the time they are realized, based on the law that was finally legislated or effectively legislated as of the date of the report. Deferred taxes in respect of intra-company transactions in the consolidated financial statements are recorded according to the tax rate applicable to the buying company.

Deferred tax assets and liabilities are offset if there is a legally enforceable right and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle on a net basis.

A deferred tax asset is recognized in the books when it is expected that in the future there will be taxable income against which the temporary differences can be utilized. Deferred tax assets are examined at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

ICL could become liable for additional taxes in the case of distribution of intercompany dividends between ICL's companies. These additional taxes are not included in the financial statements as ICL's companies decided not to cause distribution of a dividend that involves additional taxes to the paying company in the foreseeable future. In cases where an investee company is expected to distribute a dividend involving additional tax, the Company records a reserve for expected additional taxes.

Earnings per share

P.	Earnings per share

ICL presents basic and diluted earnings per share data for its ordinary share capital. The basic earnings per share are calculated by dividing the income or loss attributable to the holders of the Company’s ordinary shares by the weighted-average number of ordinary shares outstanding during the year, after adjustment in respect of treasury shares. The diluted earnings per share are determined by adjusting the income or loss attributable to the holders of the Company’s ordinary shares and the weighted-average number of ordinary shares outstanding after adjustment in respect of treasury shares and for the effect of restricted shares and options for shares granted to employees.

Transactions with controlling shareholder
Q.	Transactions with controlling shareholder
Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction.
Non-current assets and disposal groups held for sale
R.	Non-current assets and disposal groups held for sale

Non-current assets (or disposal groups composed of assets and liabilities) are classified as held for sale if it is highly probable that they will be recovered primarily through a sale transaction and not through continuing use.

Immediately before classification as held for sale, the assets (or components of the disposal group) are remeasured in accordance with ICL’s accounting policies. Thereafter, the assets (or components of the disposal group) are measured at the lower of their carrying amount and fair value less costs to sell.

Any impairment loss on a disposal group is initially allocated to goodwill, and then to remaining assets on a pro rata basis, except that no loss is allocated to assets that are not in the scope of the measurement requirements of IFRS 5 such as: inventories, financial assets, deferred tax assets and employee benefit assets, which continue to be measured in accordance with ICL’s accounting policies. Impairment losses recognized and subsequent gains or losses on remeasurement, are recognized as profit or loss. Gains are not recognized in excess of any cumulative impairment loss. In subsequent periods, depreciable assets classified as held for sale are not depreciated on a periodic basis.